ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2019
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

NOTE 10 — ASSETS HELD FOR SALE

The condensed consolidated statement of financial position includes assets and liabilities held for sale, comprised of the following:

	30 June 2019	31 December 2018
	US$’000	US$’000

Eagle Ford - Dimmit County oil and gas assets	23,746	24,284
Total assets held for sale	23,746	24,284

Restoration provision associated with assets held for sale	1,245	1,125
Total liabilities related to assets held for sale	1,245	1,125

In June 2017, the Company committed to a plan to sell its assets located in Dimmit County, Texas.  The assets to be sold include developed and production assets and exploration and evaluation expenditures.  In July 2019, the Company entered into a definitive agreement to sell the Dimmit County assets for $16.5 million, plus reimbursement for capital expenditures for two wells drilled, completed and equipped subsequent to the effective date (approximately $13.0 million), less other customary effective date to closing date adjustments (estimated at $6.2 million).  The Company expects to close on the sale in late September 2019.  Sale of the Dimmit assets will provide additional capital for further development of the Company’s core assets in McMullen, Atascosa, Live Oak and La Salle counties.

The Company wrote-down the carrying value of the Dimmit disposal group during the six months ended 30 June 2019.  Depletion is not recorded for the disposal group when classified for sale. See Note 6 for additional information.